Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity File Number	000-19301
Entity Registrant Name	iSign Solutions Inc.
Entity Central Index Key	0000727634
Entity Tax Identification Number	94-2790442
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2033 Gateway Place
Entity Address, Address Line Two	Suite 659
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(650)
Local Phone Number	802-7888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false